Commitment (Tables)	12 Months Ended
Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease commitment
Office Rental	For the year ended March 31,
2021	$70,670
2022	70,670
2023	70,670
2024	70,670
2025	70,670
Thereafter	194,342
Total	$547,692